Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Taxes Payable	Taxes payable consist of the following:
	December 31,	December 31,
	2024	2023
Income tax payable	$550,283	$-
Other taxes payable	292,049	1,451,660
Total taxes payable	$842,332	$1,451,660

Schedule of Deferred Tax Assets	Deferred tax assets consist of the following:
	December 31,	December 31,
	2024	2023
Deferred tax assets	$187,392	$193,124

Schedule of Income Tax Expenses	Income tax expenses consist of the following:
	December 31,	December 31,
	2024	2023
Income tax expense	$322,414	$1,220